November 9, 2001

VIA EDGAR


U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:      Phoenix Life Variable Accumulation Account
         (File Nos. 002-78020 and 811-03488

Dear Ladies and Gentlemen:

Enclosed for filing on behalf of Phoenix Life Variable Accumulation Account (the "Registrant") is one copy of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-4. This Post-Effective Amendment is being filed under Rule 485(b) under the Securities Act of 1933 for the purpose of extending the effective date of Post-Effective Amendment No. 34 to November 16, 2001. The Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b).

The filing incorporates by reference the Prospectuses, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 34, which was filed with the Securities and Exchange Commission on September 13, 2001.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at (860) 403-5788.

Sincerely,

/s/ Richard J. Wirth
-------------------------------
Richard J. Wirth, Counsel
Phoenix Life Insurance Company

cc:    Harry Eisenstein
       Division of Investment Management

    As filed with the Securities and Exchange Commission on November 9, 2001
                                                              File No. 002-78020
                                                                       811-03488

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              -------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 36                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 38                                                      |X|
                        (Check appropriate box or boxes.)

                              -------------------

                   Phoenix Life Variable Accumulation Account
            (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                              -------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                              -------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              -------------------

                             Richard J. Wirth, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              -------------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on November 16, pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              -------------------


================================================================================

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 36 ("Amendment") to the Registration Statement on Form N-4 for Phoenix Life Variable Accumulation Account is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 34 to November 16, 2001. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 34 as filed with the U.S. Securities and Exchange Commission on September 13, 2001.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 9th day of November, 2001.

                              PHOENIX LIFE INSURANCE COMPANY

                              By:  *Robert W. Fiondella
                                   --------------------
                                   Robert W. Fiondella
                                   Chief Executive Officer

                              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                              By:  * Robert W. Fiondella
                                   ---------------------
                                   Robert W. Fiondella
                                   Chief Executive Officer
                                   Phoenix Life Insurance Company

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 9th day of November, 2001.

       SIGNATURE                                  TITLE
       ---------                                  -----

____________________________________              Director
*Sal H. Alfiero

____________________________________              Director
*J. Carter Bacot

____________________________________              Director
*Peter C. Browning

____________________________________              Director
*Arthur P. Byrne

____________________________________              Director
 Sanford Cloud, Jr.

____________________________________              Director
*Richard N. Cooper

____________________________________              Director
*Gordon J. Davis

____________________________________              Chairman of the Board and
*Robert W. Fiondella                              Chief Executive Officer
                                                  (Principal Executive Officer)

____________________________________              Director
*John E. Haire

       SIGNATURE                                  TITLE
       ---------                                  -----

____________________________________              Director
*Jerry J. Jasinowski

____________________________________              Director
*Thomas S. Johnson

____________________________________              Director
*John W. Johnstone

____________________________________              Director
*Marilyn E. LaMarche

____________________________________              Director, Executive Vice
*Philip R. McLoughlin                             President and Chief
                                                  Investment Officer

____________________________________              Director
*Robert F. Vizza

____________________________________              Director
*Robert G. Wilson

____________________________________              Director, President and
 Dona D. Young                                    Chief Operating Officer

By:/s/ Dona D. Young
   ------------------------------------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.